02.28 Fidelity 500 Index Fund Institutional, Institutional Premium PRO-07 | Fidelity® 500 Index Fund
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® 500 Index Fund} - 02.28 Fidelity 500 Index Fund Institutional, Institutional Premium PRO-07 - Fidelity® 500 Index Fund		Fidelity 500 Index Fund-Institutional Class		Fidelity 500 Index Fund-Institutional Premium Class
Management fee	[1]	0.015%		0.015%
Distribution and/or Service (12b-1) fees		none		none
Other expenses		0.015%	[1]	none
Total annual operating expenses		0.03%		0.015%
[1]	Adjusted to reflect current fees.

Sell All Shares
Expense Example {- Fidelity® 500 Index Fund} - 02.28 Fidelity 500 Index Fund Institutional, Institutional Premium PRO-07 - Fidelity® 500 Index Fund - USD ($)	Fidelity 500 Index Fund-Institutional Class	Fidelity 500 Index Fund-Institutional Premium Class
1 year	$ 3	$ 2
3 years	10	5
5 years	17	8
10 years	$ 39	$ 19